Note 16 - Share Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
16.	SHARE BASED COMPENSATION

Equity Incentive Plan

The Company’s Second Amended and Restated 2005 Equity Incentive Plan (the “Plan”) is designed to provide certain key persons, on whose initiative and efforts the successful conduct of the Company depends, with incentives to: (a) enter into and remain in the service of the Company, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance, and (d) enhance the long-term performance of the Company.

On December 20, 2011 and March 13, 2013, the Board of Directors amended the Plan to increase the number of common shares reserved for issuance to better enable the Company to offer equity incentives to its officers, directors, employees and consultants. The Plan provides for an annual increase in the total number of the Company’s common shares available for issuance under the Plan on the first day of each fiscal year of the Company beginning in fiscal year 2014, by 5% of the number of outstanding common shares of the Company on such date. The number of common shares available for issuance for 2014, 2015 and 2016 was 8,149 common shares, 51,576 common shares and 1,157,901 common shares, respectively.

In addition, the Company may grant restricted common shares, Series B Preference Shares (refer Note 17) and share options to third parties and to employees outside of the Plan. During the years ended December 31, 2015, 2014 and 2013, the Company granted 4,672 Series B Preference Shares, 150,313 restricted common shares and one restricted common share, respectively, to former employees, officers, executive officers, members of the board of directors and consultants, which vested upon issuance. On May 12, 2014, the Company granted to its employees, directors, officers and consultants 260 common shares, as true up clause adjustments for the performance bonuses of 2011 and 2012, due to the significant decrease in value after the reverse splits. By a resolution of the Compensation Committee, a true up clause was approved, whereby the common shares issued are to be adjusted every ninety days for a period of three years, so that the aggregate value of the said common shares be always maintained as the aggregate value at the grant date less any collected amounts after the sale of the issued common shares by each individual. From January 1, 2014 to December 31, 2014, 96,195 common shares were issued under the true up clause, which vested upon issuance. On June 4, 2014, the Company granted to its employees, directors, officers and consultants 860 common shares, as equity bonus for 2013 out if which the Company issued 535 common shares in 2014, which vested upon issuance. By a resolution of the Compensation Committee, a true up clause was approved, whereby the common shares issued are to be adjusted every ninety days for a period of three years, so that the aggregate value of the said common shares be always maintained as the aggregate value at the grant date less any collected amounts after the sale of the issued common shares by each individual. From January 1, 2014 to December 31, 2014, 53,325 common shares were issued under the true up clause, which vested upon issuance.

On August 4, 2014, as a result of the fluctuation of the Company’s share price, it was approved for warrants to be issued to the Company’s existing employees, directors, officers and consultants, except for Michail Zolotas, in exchange for the common shares granted for the performance bonuses for the years 2013, 2012 and 2011. Accordingly, on August 4, 2014, the Company issued to its respective employees, consultants, officers and directors, ten-year warrants to purchase an aggregate $7,745 worth of common shares, with an exercise price of $0.0001. The Company recorded the warrant liability at fair value of $7,745 with a corresponding charge to compensation expense. On November 24, 2015, the aggregate amount of $5,642 of the aforementioned warrants were settled with the issuance of 5,656 Series B Preference Shares. For the years ended December 31, 2015 and 2014, the amounts have been accounted as liability therefore the amount is included in the financial statement line other current liabilities. A warrant of $2,094 issued to the former CFO of the Company was not exchanged with Series B Preference Shares and it remains valid. During 2015, the aggregate of $68 of his warrant has been converted to 547,919 common shares. On December 15, 2015 the Company granted to its employees, consultants, officers and members of the board of directors the aggregate of $12,731 for the performance bonuses for the years 2014 and 2015. The performance bonuses were payable in 12,731 Series B Preference Shares issued on December 31, 2015. For the years ended December 31, 2015, pursuant to the terms of the certificate of designation of Series B preference shares, the Series B shares contain certain conversion mechanism clauses that result in the full amount of face value of the preference shares being fully paid in a variable number of shares, according to management's stated intentions. Because of these conversion mechanism clauses, the Series B preference shares represent freestanding financial instruments that meet the criteria of ASC 480 to be accounted for as variable share settled debt. Accordingly, the Series B shares are included in other current liabilities of the consolidated balance sheets. The aforementioned issuance of Series B Preference Shares along with the Series B Preference Shares issued to the Company’s CEO mentioned below, resulted in loss from extinguishment of liabilities of amount $20.

	As of December 31,	As of December 31,
	2015	2014
CEO Series B Preference shares	$24,930	$-
Employees, directors, officers and consultants warrants	2,035	7,745
Employees, directors, officers and consultants Series B Preference shares	10,387	-
Other current liabilities	$37,352	$7,745

Employment and Severance Agreements

The Company entered into an employment agreement with Michail Zolotas on January 1, 2013 as amended on January 10, 2014. Pursuant to the amended employment agreement, Michail Zolotas will be entitled, for the fiscal years 2013 through 2018, an aggregate base salary of $1,500 per year, which will be paid in advance and in common shares of the Company.

The Company agreed to pay the 2013 annual base salary to Michail Zolotas by May 30, 2013 and hence on May 31, 2013, 1 common share was issued. The share price used for the calculation of the shares was the average closing price of the Company’s common stock for the last thirty trading days prior to the date on which the share was delivered to Michail Zolotas. On January 7, 2014, pursuant to the terms of his employment agreement, the Company issued one common share to Michail Zolotas for his 2014 annual base salary, which vested upon issuance.

In accordance to addendum of his employment agreement dated January 10, 2014, it was agreed that the Company shall perform true up exercises every ninety days for a period of two years if the shares trading price is less than the share price at the date of the issuance of his salary shares, and upon such circumstances then additional shares be issued, on March 11, 2014, the Company issued one additional common share of the Company as a true-up adjustment to his annual base salary. For fiscal year 2014 and for each subsequent year, the share price to be used for the calculation of the shares to be issued shall be the average closing price of the Company’s common stock for the last ten days prior to the date on which the shares are delivered to the Michail Zolotas. During July 2015 and September 2015, the Company issued 1,666,667 common shares in respect of the 2015 annual salary. Pursuant to the terms of the amended employment agreement, for fiscal years 2013 through 2018, Michail Zolotas will also be entitled to an incentive bonus in a target amount of $4,500 per year in the sole discretion of the Board, which will be paid in common shares or warrants. The share price to be used for the calculation of the shares to be issued shall be the average closing price of the Company’s common stock for the last 60 trading days prior to the date on which the target bonus is granted to Michail Zolotas. The target bonus for each performance period will be determined on an annual basis and based on such factors as the Board and Michail Zolotas shall in good faith agree, such factors to be agreed no later than 60 days following the start of each performance period, except in the year 2013 where the target bonus of Michail Zolotas was granted on May 30, 2013. Each target bonus, if any, shall be paid on or before March 1 of the year following the performance period to which the bonus relates. In addition, if on or after the effective date of a change of control and prior to the second anniversary of the effective date of the change of control, Michail Zolotas is terminated without “cause” or resigns for “good reason” (each as defined in the employment agreement), he will be entitled to a cash payment equal to (i) twenty times his then-current base salary and (ii) twenty times his annual bonus for the prior year within 30 days following the effectiveness of the termination. On January 1, 2016, an addendum number two was agreed with Michail Zolotas, whereby with effective date January 1, 2016 and until the expiration date of his employment agreement, his annual base salary is paid in Series B Preference Shares without being entitled to any true-up adjustment.

On September 6, 2013, the Company entered into severance agreements with certain of its key employees, executives and consultants, (the “Executives”) not including Michail Zolotas. If on or after the effective date of a change of control, the severance agreements are terminated without “cause”, or the Executive resigns for “good reason”, the Executive will be entitled to its Accrued Obligations plus an amount agreed by the Compensation Committee depending on its position within the Company, ranging from $1,500 to $5,000. As used in the Severance Agreements, “change of control” means: the Company undergoes a merger, reorganization or other consolidation in which the Board of Directors and/ or Shareholders of the Company remove Michail Zolotas from the Board of Directors and subsequently from his office as CEO/ Director and Chairman of the Board of Directors, or from the position held at the time, and terminate his employment with the Company with immediate effect.

On November 24, 2015, the Company has settled all amounts due to Michail Zolotas with the issuance of 16,930 Series B Preference Shares.

As of December 31, 2015, the outstanding balance in respect of the bonuses 2011, 2012, 2013, 2014 and 2015 to former employees, officers, executive officers, members of the board of directors and consultants and the outstanding balance under the employment agreement with Michail Zolotas, all of which payable in Series B Preference Shares is $35,317 shown as other current liabilities in the accompanying balance sheet.

Preference Shares, Restricted Common Shares

The Company measures share-based compensation cost at grant date, based on the estimated fair value of the restricted common share awards, which is determined by the closing price of the Company’s common shares as quoted on the grant date and recognizes the cost as expense on a straight-line basis over the requisite service period. During the years ended December 31, 2015, 2014 and 2013, the Company recognized total compensation cost related to the Company’s restricted shares of $14,156, $23,402 and $25,193, respectively.

As a result of the alterations of NewLead’s share capital on October 17, 2013, December 6, 2013, March 6, 2014, May 15, 2014, July 15, 2014 and March 4, 2016, of 1−for−15, 1−for−3, 1−for−10, 1−for−50, 1−for−50 and 1−for−300, respectively, the shares outstanding and non-vested as of January 1, 2012 and the shares granted, forfeited and vested during the years ended December 31, 2013 and 2012, have been reduced by 337,500,000 and the weighted average fair values have been increased by the same multiplier. As of December 31, 2013, no outstanding and non-vested NewLead’s common shares existed. During the year ended December 31, 2014 no shares were granted under the plan.

A summary of the activity relating to restricted common shares during the years ended December 31, 2015, 2014 and 2013 after the NewLead’s alterations of share capital on October 17, 2013, December 6, 2013 and March 6, 2014, of 1−for−15, 1−for−3 and 1−for−10, and before the NewLead’s alterations of share capital on May 15, 2014, July 15, 2014 and March 4, 2016, of 1−for−50, 1−for−50 and 1−for−300 is as follows:

	Number of Shares	Weighted Average Fair Values	Weighted Average Vesting Period (Years)
Outstanding and non-vested shares, as of January 1, 2012	1,832	$445.50	2.9
Granted (4)	39,541	285.85	0.8
Forfeited (2), (3)	(334)	359.03	-
Vested (1), (2), (3), (4)	(41,039)	292.27	-
Outstanding and non-vested shares, as of December 31, 2013	-	$-	-
Outstanding and non-vested shares, as of December 31, 2014	-	$-	-
Outstanding and non-vested shares, as of December 31, 2015	-	$-	-

(1)            403 shares were granted on the date of the recapitalization; 370 shares had a two-year vesting schedule (at January 1, 2011 and 2012), of which 185 shares, with an original vesting date January 1, 2012, were vested in July 15, 2011 upon the resignation of the former Chief Financial Officer; and 33 shares had a three-year vesting schedule (at January 1, 2011, 2012 and 2013), of which 11 shares, with an original vesting date of January 1, 2012 and January 1, 2013, were forfeited on December 31, 2011 due to the resignation of two board members. The remaining 5 and 6 shares were fully vested on January 1, 2012 and 2013, respectively.

(2)            812 shares were granted on April 1, 2011 to employees, officers and directors with original vesting date April 1, 2013. Of such shares, 118 shares were forfeited during 2011, 205 during 2012 and 37 during 2013. From the remaining, 113 were fully vested as of December 31, 2012 and 339 shares as of April 1, 2013.

(3)            2,803 shares were granted on December 21, 2011 to employees, officers and directors which were to be vested as follows: (i) 700 shares, were to be vested over four years with 25% of the grants being vested on each of the first, second, third and fourth anniversary of the issuance date (February 15, 2013, February 15, 2014, February 15, 2015 and February 15, 2016, respectively); and (ii) 2,103 shares were to be vested on the third anniversary of the issuance date (February 15, 2015). During 2012 and 2013, 946 and 297 of such shares were forfeited and 407 and 1,100 were fully vested earlier than their original vesting date, upon approval from the Board of Directors. The remaining 53 shares were fully vested on their original vesting date.

(4)            On April 1, 2013, the Company granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company and issued the following common shares: (i) 29,894 common shares to the Chairman, Michail Zolotas, and 5,274 common shares to top management employees, of which 40% vested upon issuance and the remaining shares to vest 30% on April 1, 2014 and 30% on April 1, 2015; (ii) 2,817 common shares to employees and consultants, which vested upon issuance, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (iii) 1,556 common shares to non-executive directors, which vested upon issuance. The shares that originally were to be vested on April 1, 2014 and on April 1, 2015, were vested in November 2013, upon approval from the Board of Directors.

No compensation cost remains to be recognized in future periods.

Share options

As a result of NewLead’s alterations of share capital on October 17, 2013, December 6, 2013, March 6, 2014, May 15, 2014, July 15, 2014 and March 4, 2016, of 1−for−15, 1−for−3, 1−for−10, 1−for−50, 1−for−50 and 1−for−300, respectively, two options remain outstanding and exercisable as of January 1, 2012 and December 31, 2013, 2014 and 2015. The weighted average vesting period was 3 years.

During years ended December 31, 2015, 2014 and 2013 no share-based compensation cost was recognized, relating to the share options. The weighted average contractual life of the share options outstanding as of December 31, 2015 was 3.6 years. As of December 31, 2015, the intrinsic value of the Company’s share options was nil, since the share price of the Company’s common shares was less than the exercise price.